Business combinations (Tables)	12 Months Ended
Jun. 30, 2021
Business Combinations1 [Abstract]
Schedule of business combinations
The consideration includes elements of cash and deferred and contingent consideration. The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	48,639
Fair value of deferred consideration	5,003
Fair value of contingent consideration	186
Total consideration transferred	53,828
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets - Client relationships	18,108
Intangible assets - other	54
Property, plant and equipment	461
Right of use asset	2,049
Deferred tax asset	76
Financial asset	201
Trade and other receivables	13,179
Corporation tax receivable	111
Cash and cash equivalents	1,603
Trade and other payables	(9,115)
Lease liabilities	(2,049)
Corporation tax payable	(62)
Deferred tax liability	(3,533)
Other liabilities	(34)
Fair value of identifiable net assets	21,049
The following table summarises the acquisition date fair values for each major class of consideration transferred:

£’000
Initial cash consideration	16,062
Fair value of equity consideration	4,478
Fair value of deferred consideration	2,653
Fair value of contingent consideration	1,725
Total consideration transferred	24,918
The Company's provisional allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets - Client relationships	8,253
Property, plant and equipment	310
Financial assets	33
Right of use asset	915
Trade and other receivables	2,250
Cash and cash equivalents	1,423
Trade and other payables	(1,235)
Corporation tax payable	(318)
Lease liabilities	(915)
Deferred tax liability	(1,730)
Fair value of net assets acquired	8,986
The consideration includes elements of cash and deferred and contingent consideration. The following table summarises the acquisition date fair values for each major class of consideration transferred:

£’000
Initial cash consideration	39,364
Cash in Escrow	2,219
Fair value of deferred consideration	1,744
Fair value of contingent consideration	2,902
Total consideration transferred	46,229
The Company's provisional allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets - Client relationships	14,710
Intangible assets	157
Property, plant and equipment	798
Right of use asset	1,948
Trade and other receivables	5,928
Cash and cash equivalents	5,707
Trade and other payables	(5,093)
Lease liabilities	(2,983)
Fair value of net assets acquired	21,172
The following table summarises the acquisition date fair values of each major class of consideration transferred:

	Provisional	Adjustments	Final
	£’000	£’000	£’000
Initial cash consideration	15,976	143	16,119
Fair value of deferred consideration	1,677	—	1,677
Fair value of equity consideration	847	—	847
Fair value of credit loss utilisation refund consideration	215	(33)	182
Total consideration transferred	18,715	110	18,825
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

Fair Value £’000
Intangible asset - Client relationships	6,955
Other intangible assets	1,030
Property, plant and equipment	128
Right-of-use asset	1,136
Deferred tax asset	604
Trade and other receivables	2,611
Cash and cash equivalents	801
Borrowings	(956)
Trade and other payables	(1,501)
Corporation tax payable	(310)
Lease liability	(1,136)
Deferred tax liability	(2,540)
Fair value of identifiable net assets	6,822
The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	9,024
Fair value of deferred consideration	1,889
Fair value of equity consideration	3,110
Total consideration transferred	14,023
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

Fair Value £’000
Intangible asset - Client relationships	2,547
Intangible asset - Trade name	272
Intangible asset - Supplier relationships	120
Other intangible assets	9
Property, plant and equipment	82
Right-of-use asset	548
Deferred tax asset	225
Trade and other receivables	2,054
Cash and cash equivalents	2,488
Corporation tax receivable	247
Trade and other payables	(2,041)
Lease liability	(539)
Deferred tax liability	(558)
Fair value of identifiable net assets	5,454

Schedule of goodwill arising from acquisition
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	53,828
Fair value of identifiable net assets	(21,049)
Goodwill	32,779
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	24,918
Fair value of net assets acquired	(8,986)
Goodwill	15,932
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	46,229
Fair value of net assets acquired	(21,172)
Goodwill	25,057
Goodwill arising from the acquisition has been recognised as follows:

	Provisional	Adjustments	Final
	£’000	£’000	£’000
Consideration transferred	18,715	110	18,825
Fair value of identifiable net assets	(6,822)	—	(6,822)
Goodwill	11,893	110	12,003
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	14,023
Fair value of identifiable net assets	(5,454)
Goodwill	8,569

Schedule of business acquisition, pro-forma information
Revenue and Profit of CDS from the CDS Acquisition Date to 30 June 2021:

£’000
Revenue	27,227
Profit	2,128
Management’s estimate of Revenue and Profit of CDS for the reporting period ended 30 June 2021 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	30,852
Profit	2,507
Revenue and Profit of Five from the Five Acquisition Date to 30 June 2021:

£’000
Revenue	4,827
Profit	171
Management’s estimate of Revenue and Profit of Five for the reporting period ended 30 June 2021 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	13,419
Profit	1,910
Revenue and Profit of Levvel from the Levvel Acquisition Date to 30 June 2021:

£’000
Revenue	11,639
Profit	1,192
Management’s estimate of Revenue and Profit of Levvel for the reporting period ended 30 June 2021 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	39,467
Profit	4,715
Revenue and Loss of Exozet from the Exozet Acquisition Date to 30 June 2020:

£’000
Revenue	8,054
Loss	100
Management’s estimate of Revenue and Profit of Exozet for the reporting period ended 30 June 2020 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	15,623
Profit	501
Revenue and Loss of Intuitus from Intuitus Acquisition Date to 30 June 2020

£’000
Revenue	3,368
Loss	267
Management’s estimate of Revenue and Loss of Intuitus for the reporting period ended 30 June 2020 (had the acquisition occurred at the beginning of the reporting period)

£’000
Revenue	5,222
Loss	465

Schedule of acquisition related costs
Acquisition Related Costs:

£’000
Legal and professional fees	1,550
Acquisition related costs:

£’000
Legal and professional fees	716
Acquisition related costs:

£’000
Legal and professional fees	1,074
Acquisition Related Costs

£’000
Legal and professional fees	620
Acquisition Related Costs

£’000
Legal and professional fees	208
Stamp duty	70
Total	278